Stockholders Equity (Narrative) (Details)	3 Months Ended		12 Months Ended
	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CAD	Jan. 31, 2014 USD ($) Y	Jan. 31, 2014 CAD
Stockholders Equity 1			2.14506	2.14506
Stockholders Equity 2			200,000	200,000
Stockholders Equity 3			14,000	14,000
Stockholders Equity 4			$ 0.50
Stockholders Equity 5			$ 0.25
Stockholders Equity 6			200,000	200,000
Stockholders Equity 7			14,000	14,000
Stockholders Equity 8			$ 0.75
Stockholders Equity 9			239,680
Stockholders Equity 10			$ 1.12
Stockholders Equity 11			1,993,000	1,993,000
Stockholders Equity 12			$ 0.25
Stockholders Equity 13			100,000	100,000
Stockholders Equity 14			$ 0.25
Stockholders Equity 15			523,250
Stockholders Equity 16			$ 0.25
Stockholders Equity 17			104,440	104,440
Stockholders Equity 18			$ 0.75
Stockholders Equity 19			26,610
Stockholders Equity 20			1,000,000	1,000,000
Stockholders Equity 21			$ 0.25
Stockholders Equity 22			250,000
Stockholders Equity 23			50,000
Stockholders Equity 24			50,000
Stockholders Equity 25			50,000
Stockholders Equity 26			100,000
Stockholders Equity 27			800,000	800,000
Stockholders Equity 28			20,000	20,000
Stockholders Equity 29			$ 0.25
Stockholders Equity 30			600,000	600,000
Stockholders Equity 31			75,000	75,000
Stockholders Equity 32			89,250
Stockholders Equity 33			$ 1.19
Stockholders Equity 34			240,000	240,000
Stockholders Equity 35			$ 0.25
Stockholders Equity 36			60,000
Stockholders Equity 37			$ 0.25
Stockholders Equity 38			4,304	4,304
Stockholders Equity 39			4,820
Stockholders Equity 40			3,701
Stockholders Equity 41			$ 0.26
Stockholders Equity 42			25,000	25,000
Stockholders Equity 43			23,992
Stockholders Equity 44				25,000
Stockholders Equity 45			6,500
Stockholders Equity 46			10,099
Stockholders Equity 47			15,000	15,000
Stockholders Equity 48			3,750
Stockholders Equity 49			$ 0.25
Stockholders Equity 50			29,843	29,843
Stockholders Equity 51			4,500
Stockholders Equity 52			3,979	3,979
Stockholders Equity 53			2,089
Stockholders Equity 54			0
Stockholders Equity 55			25,000	25,000
Stockholders Equity 56			15,000
Stockholders Equity 57			13,250
Stockholders Equity 58			$ 0.07
Stockholders Equity 59			63,492	63,492
Stockholders Equity 60			40,000
Stockholders Equity 61			20,000
Stockholders Equity 62			4,444
Stockholders Equity 63			$ 0.07
Stockholders Equity 64			75,000	75,000
Stockholders Equity 65			75,000	75,000
Stockholders Equity 66			300,000	300,000
Stockholders Equity 67			18,000
Stockholders Equity 68			0
Stockholders Equity 69			75,000	75,000
Stockholders Equity 70			$ 0.24
Stockholders Equity 71			450,000	450,000
Stockholders Equity 72			450,000	450,000
Stockholders Equity 73			31,200
Stockholders Equity 74			0
Stockholders Equity 75			45,000
Stockholders Equity 76			13,800
Stockholders Equity 77			138.17%	138.17%
Stockholders Equity 78			0.10
Stockholders Equity 79			0.40%	0.40%
Stockholders Equity 80			1.53	1.53
Stockholders Equity 81			0.00%	0.00%
Stockholders Equity 82			14,000	14,000
Stockholders Equity 83			$ 0.50
Stockholders Equity 84			7,000
Stockholders Equity 85			$ 0.25
Stockholders Equity 86			14,000	14,000
Stockholders Equity 87			200,000	200,000
Stockholders Equity 88			$ 0.50
Stockholders Equity 89			100,000
Stockholders Equity 90			$ 0.75
Stockholders Equity 91			$ 0.25
Stockholders Equity 92			200,000	200,000
Stockholders Equity 93			$ 0.75
Stockholders Equity 94			400,000	400,000
Stockholders Equity 95				0.25
Stockholders Equity 96			100,686
Stockholders Equity 97				100,000
Stockholders Equity 98			$ 0.50
Stockholders Equity 99			8,055
Stockholders Equity 100			32,000	32,000
Stockholders Equity 101			$ 0.75
Stockholders Equity 102			400,000	400,000
Stockholders Equity 103				0.25
Stockholders Equity 104			100,330
Stockholders Equity 105				100,000
Stockholders Equity 106			100,000	100,000
Stockholders Equity 107			$ 0.25
Stockholders Equity 108			25,000
Stockholders Equity 109			$ 0.50
Stockholders Equity 110			2,000
Stockholders Equity 111			8,000	8,000
Stockholders Equity 112			$ 0.75
Stockholders Equity 113			400,000	400,000
Stockholders Equity 114			$ 0.25
Stockholders Equity 115			100,000
Stockholders Equity 116			8,000
Stockholders Equity 117			2.145060	2.145060
Stockholders Equity 118			13,500,000	13,500,000
Stockholders Equity 119			147,062	147,062
Stockholders Equity 120			38,766
Stockholders Equity 121			$ 0.25
Stockholders Equity 122			63,321	63,321
Stockholders Equity 123			15,486
Stockholders Equity 124			8,238
Stockholders Equity 125			21,372
Stockholders Equity 126			2,352
Stockholders Equity 127			$ 0.25
Stockholders Equity 128			14,006	14,006
Stockholders Equity 129			3,440
Stockholders Equity 130			$ 0.25
Stockholders Equity 131			5,400,000	5,400,000
Stockholders Equity 194			0
Stockholders Equity 195			0
Stockholders Equity 196			0
Stockholders Equity 197			0
Stockholders Equity 206			715,915
Stockholders Equity 207			218,268
Stockholders Equity 218			$ 0.25
Stockholders Equity 219			500,000	500,000
Stockholders Equity 220			150,000	150,000
Stockholders Equity 221			1.25
Stockholders Equity 222			0.35
Stockholders Equity 223			150,000	150,000
Stockholders Equity 224			1.75
Stockholders Equity 225			0.55
Stockholders Equity 226			200,000	200,000
Stockholders Equity 227			2.25
Stockholders Equity 228			0.75
Stockholders Equity 229			500,000	500,000
Stockholders Equity 230			15,700
Stockholders Equity 231			0.40%	0.40%
Stockholders Equity 232			1.72	1.72
Stockholders Equity 233			141.53%	141.53%
Stockholders Equity 234			0.00%	0.00%
Stockholders Equity 235			3,770,446	3,770,446
Stockholders Equity 1	200,000	200,000
Stockholders Equity 2	14,000	14,000
Stockholders Equity 3	0.50
Stockholders Equity 4	$ 0.25
Stockholders Equity 5	200,000	200,000
Stockholders Equity 6	14,000	14,000
Stockholders Equity 7	$ 0.75
Stockholders Equity 8	239,680
Stockholders Equity 9	$ 1.12
Stockholders Equity 10	1,993,000	1,993,000
Stockholders Equity 11	$ 0.25
Stockholders Equity 12	100,000	100,000
Stockholders Equity 13	$ 0.25
Stockholders Equity 14	523,250
Stockholders Equity 15	$ 0.25
Stockholders Equity 16	104,440	104,440
Stockholders Equity 17	$ 0.75
Stockholders Equity 18	26,610
Stockholders Equity 19	1,000,000	1,000,000
Stockholders Equity 20	$ 0.25
Stockholders Equity 21	250,000
Stockholders Equity 22	50,000
Stockholders Equity 23	50,000
Stockholders Equity 24	50,000
Stockholders Equity 25	100,000
Stockholders Equity 26	800,000	800,000
Stockholders Equity 27	20,000	20,000
Stockholders Equity 28	$ 0.25
Stockholders Equity 29	600,000	600,000
Stockholders Equity 30	75,000	75,000
Stockholders Equity 31	89,250
Stockholders Equity 32	$ 1.19
Stockholders Equity 33	240,000	240,000
Stockholders Equity 34	$ 0.25
Stockholders Equity 35	60,000
Stockholders Equity 36	$ 0.25
Stockholders Equity 37	4,304	4,304
Stockholders Equity 38	4,820
Stockholders Equity 39	3,701
Stockholders Equity 40	$ 0.26
Stockholders Equity 41	25,000	25,000
Stockholders Equity 42	23,992
Stockholders Equity 43		25,000
Stockholders Equity 44	6,500
Stockholders Equity 45	10,099
Stockholders Equity 46	15,000	15,000
Stockholders Equity 47	3,750
Stockholders Equity 48	$ 0.25
Stockholders Equity 49	29,843	29,843
Stockholders Equity 50	4,500
Stockholders Equity 51	3,979	3,979
Stockholders Equity 52	25,000	25,000
Stockholders Equity 53	15,000
Stockholders Equity 54	13,250
Stockholders Equity 55	$ 0.07
Stockholders Equity 56	63,492	63,492
Stockholders Equity 57	40,000
Stockholders Equity 58	20,000
Stockholders Equity 59	4,444
Stockholders Equity 60	$ 0.07
Stockholders Equity 61	75,000	75,000
Stockholders Equity 62	75,000	75,000
Stockholders Equity 63	300,000	300,000
Stockholders Equity 64	15,000
Stockholders Equity 65	0
Stockholders Equity 66	75,000	75,000
Stockholders Equity 67	$ 0.24
Stockholders Equity 68	450,000	450,000
Stockholders Equity 69	450,000	450,000
Stockholders Equity 70	5,400,000	5,400,000
Stockholders Equity 71	0
Stockholders Equity 72	0
Stockholders Equity 73	0
Stockholders Equity 74	0
Stockholders Equity 75	67,823
Stockholders Equity 76	$ 73,351
Stockholders Equity 78	5,546,446	5,546,446
Stockholders Equity 79	24,000	24,000
Stockholders Equity 80	$ 0.25